Summary of Significant Accounting Policies (as Restated) (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Class A ordinary shares subject to possible redemption
	For the Three Months Ended September 30, 2021		For the period January 13, 2021 (inception) through September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common share:
Numerator:
Allocation of net income (loss)	$6,570,123	$1,642,531	$(2,810,882)	$(911,916)
Denominator:
Basic and diluted weighted average common shares outstanding	31,116,305	7,779,076	23,275,976	7,551,277
Basic and diluted net income (loss) per common share	$0.21	$0.21	$(0.12)	$(0.12)